Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Principal Balances of Mortgage Loans at Year-End

	2013	2012

Mortgage loans serviced for Freddie Mac	$8,243	$10,433

Activity for Mortgage Servicing Rights and Related Valuation Allowance

	2013	2012	2011

Servicing rights, net of valuation allowance:
Beginning of year	$29	$37	57
Additions	-	-	-
Amortized to expense	(9)	(9)	(23)
Change in valuation allowance	-	1	3
End of year	20	29	37

Valuation allowance:
Beginning of year	1	2	5
Additions expensed	-	-	-
Reductions credited to operations	-	(1)	(3)
End of year	$1	$1	$2